Ordinary shares, Convertible and redeemable preferred shares and warrants (Movements of Issued and Outstanding Class A Ordinary Shares and Class B Ordinary Shares) (Details) ¥ in Thousands		12 Months Ended
	Aug. 07, 2014 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 shares	Dec. 31, 2013 CNY (¥) shares
Ordinary Shares [Line Items]
Balance as of beginning of the period		173,912,753	173,912,753
Balance at the end of the period		181,218,545	181,218,545	173,912,753
Ordinary shares repurchased		705,200	705,200
Total consideration of ordinary shares repurchased		$ 1,425,000	¥ 9,235		¥ 4,457
Common Stock [Member]
Ordinary Shares [Line Items]
Balance as of beginning of the period		173,912,753	173,912,753	41,032,120
Division upon IPO				41,032,120
Issuance of ordinary shares upon IPO				42,353,333
Conversion of preference shares upon IPO				90,527,300
Vesting of restricted shares		(5,320,992)	(5,320,992)
Exercise of share options		2,690,000	2,690,000
Repurchase of ordinary shares (in shares)		(705,200)	(705,200)
Balance at the end of the period		181,218,545	181,218,545	173,912,753	41,032,120
Ordinary shares repurchased		705,200	705,200		1,707,880
Total consideration of ordinary shares repurchased | ¥					¥ 1
Treasury Stock [Member]
Ordinary Shares [Line Items]
Vesting of restricted shares		5,320,992	5,320,992
Exercise of share options		(2,690,000)	(2,690,000)
Ordinary shares repurchased		(705,200)	(705,200)
Total consideration of ordinary shares repurchased | ¥			¥ 9,235
Common Class A [Member]
Ordinary Shares [Line Items]
Issuance of ordinary shares upon IPO	35,420,000
Common Class A [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Balance as of beginning of the period		92,466,633	92,466,633
Division upon IPO				4,849,650
Issuance of ordinary shares upon IPO				42,353,333
Conversion of preference shares upon IPO				45,263,650
Repurchase of ordinary shares (in shares)		(705,200)	(705,200)
Balance at the end of the period		99,772,425	99,772,425	92,466,633
Common Class A [Member] | Treasury Stock [Member]
Ordinary Shares [Line Items]
Vesting of restricted shares		5,320,992	5,320,992
Exercise of share options		2,690,000	2,690,000
Common Class B [Member] | Common Stock [Member]
Ordinary Shares [Line Items]
Balance as of beginning of the period		81,446,120	81,446,120
Division upon IPO				36,182,470
Issuance of ordinary shares upon IPO
Conversion of preference shares upon IPO				45,263,650
Repurchase of ordinary shares (in shares)
Balance at the end of the period		81,446,120	81,446,120	81,446,120
Common Class B [Member] | Treasury Stock [Member]
Ordinary Shares [Line Items]
Vesting of restricted shares
Exercise of share options